Supplemental Financial Information Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Amount	$ 26,657	$ 23,186	$ 21,876
Other comprehensive income (loss)	(24)	(8)	43
Ending balance, Amount	24,941	26,657	23,186
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Amount	(115)	(91)	(134)
Other comprehensive income (loss)	(24)	(8)	43
Ending balance, Amount	$ (140)	$ (115)	$ (91)